Inventory	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Inventory [Text Block]

5) Inventory

	December 31,	December 31,
	2021	2020
Finished products	$32,069	$25,087
Work-in-process	967	775
Stockpiles	593	997
Warehouse materials	11,693	8,478
Total	$45,322	$35,337

During the year ended December 31, 2021, the Company recognized a net realizable value write-down of $558 for finished products (year ended December 31, 2020 - $3), $nil for warehouse materials (year ended December 31, 2020 - $174) and $2,652 for iron ore stockpiles (year ended December 31, 2020 - $nil). As inventory is sold, previously recorded net realizable value write-downs are reclassified from inventory write-down to direct mine and production costs or product acquisition costs as appropriate (note 22).